Investments (Details) - Schedule of company’s investment in unconsolidated entity - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Investments (Details) - Schedule of company’s investment in unconsolidated entity [Line Items]
Total investment	$ 168,509	$ 333,357
Palpito Co., Ltd. [Member]
Investments (Details) - Schedule of company’s investment in unconsolidated entity [Line Items]
Total investment	$ 168,509	$ 333,357